Share capital and other reserves - Additional information (Details) £ in Thousands		12 Months Ended
	Dec. 16, 2021 $ / shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 $ / shares shares
Disclosure of offsetting of financial assets [line items]
IFRS Increase (Decrease) Through PIPE Investment | £		£ 71,036
Percentage of common shares subject to call option exercisable		50.00%
Market value per ordinary share | $ / shares	$ 10.68
Stephen Fitzpatrick
Disclosure of offsetting of financial assets [line items]
Convertible loans issued | £		£ 9,000
Vertical Aerospace Group Ltd
Disclosure of offsetting of financial assets [line items]
Number of shares held		35,000,000
Number of shares issued			177,762,797
PIPE Investors
Disclosure of offsetting of financial assets [line items]
Number of shares issued during the period		9,400,000
Par value per ordinary share issued | $ / shares			$ 0.0001
Share price | $ / shares			$ 10
Share premium received | £		£ 71,036
Shares outstanding			9,203,984
PIPE Investors | Vertical Aerospace Group Ltd
Disclosure of offsetting of financial assets [line items]
Shares issued			9,203,984
American | Vertical Aerospace Group Ltd
Disclosure of offsetting of financial assets [line items]
Number of shares issued			6,125,000
American | Vertical Aerospace Group Ltd
Disclosure of offsetting of financial assets [line items]
Number of shares held		5,804
Microsoft and Rocket
Disclosure of offsetting of financial assets [line items]
Convertible loans issued | £		£ 25,000